Loans, Financings and Debentures - Summary of Changes in Loans, Financings and Debentures (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Beginning Balance	R$ 14,398
Ending Balance	14,772	R$ 14,398
Loans, financing and debentures [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	14,398	15,179	R$ 15,167
Liabilities arising from business combination (3)	163
Initial balance for consolidation purposes	14,561
Loans and financings obtained	2,996	3,363	5,878
Transaction costs		(11)	(141)
Transaction costs	(16)	(16)
Interest paid in advance	10	(48)
Financings obtained, net	2,990	3,299	5,737
Monetary and exchange rate variation			231
Monetary variation	134	109
Exchange rate variation	582	59
Financial charges provisioned	1,287	1,537	2,002
Amortization of transaction cost	33	67	68
Financial charges paid	(1,290)	(1,749)	(2,369)
Amortization of financings	(3,527)	(4,131)	(5,592)
Subtotal	14,770	14,359	15,244
(-) FIC Pampulha: Marketable securities of subsidiary companie	2	39	(65)
Ending Balance	R$ 14,772	R$ 14,398	R$ 15,179